Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023		Dec. 31, 2022
Non-current assets
Intangible assets and goodwill	$ 700,326	$ 1,040,849
Property, plant and equipment	292,993	537,743
Vehicles under operating leases	100,535	56,137
Other assets	54,943	39,740
Deferred tax assets	92,345	81,554
Total non-current assets	1,241,142	1,756,023
Current
Cash and cash equivalents	1,159,300	739,237	$ 768,264	[2]	$ 973,877	[2]
Trade receivables and other receivables	341,881	233,088
Inventories	853,079	1,079,361
Current tax assets	11,119	5,021
Other assets	323,294	241,620
Total current assets	2,688,673	2,298,327
Total assets	3,929,815	4,054,350
Equity
Share capital	(27,817)	(21,169)
Other contributed capital	(4,133,458)	(3,625,027)
Foreign currency translation reserve	14,661	63,152
Accumulated deficit	9,268,835	6,911,604
Total equity	5,122,221	3,328,560	$ 1,250,991		$ 89,931
Non-current liabilities
Contract liabilities	(76,091)	(61,002)
Deferred tax liabilities	(577)	(630)
Provisions	(133,536)	(94,757)
Other liabilities	(37,228)	(71,398)
Earn-out liability	(3,579)	(28,778)
Loans and borrowings	(2,499,230)	(2,281,062)
Lease liabilities	(93,514)	(104,349)
Total non-current liabilities	(2,843,755)	(2,641,976)
Current liabilities
Trade payables	(1,107,162)	(893,914)
Accrued expenses	(424,577)	(519,760)
Advance payments from customers	(16,062)	(17,344)
Provisions	(120,791)	(72,769)
Loans and borrowings	(3,860,675)	(2,657,839)
Current tax liabilities	(12,276)	(28,872)
Lease liabilities	(37,210)	(30,922)
Contract liabilities	(37,183)	(37,649)
Class C Shares liability	(5,308)	(3,500)
Other liabilities	(587,037)	(478,365)
Total current liabilities	(6,208,281)	(4,740,934)
Total liabilities	(9,052,036)	(7,382,910)
Total equity and liabilities	$ (3,929,815)	$ (4,054,350)

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
[2]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).